Financial Risk Management - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Change in interest rate effect on profit loss	5.00%
Disclosure - Financial Risk Management - Additional Information (Details) [Line Items]
Percentage of forecast net sales	20.00%
Increase non-current borrowing	$ 0.3
Decrease in profit	0.3
Decrease non-current borrowings	0.3
Increase in profit	$ 0.3
Percentage of decrease in net sales	20.00%
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Disclosure of Financial Risk Management [Line Items]
Minimum remaining financial commitment of non-lease component on exercise of option to extend non-cancellable term	$ 25.0
Minimum financial commitment of lease component on exercise of option to extend non-cancellable term	5.6
Minimum financial commitment of the lease component	1.8
Minimum financial commitment of the non-lease component	4.0
Conditional reduction in minimum financial commitment of the lease component	3.8
Conditional reduction in minimum financial commitment of the non-lease component	$ 21.0
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Effect on profit from change in interest rates	10.00%	10.00%
Liquidity Risk
Disclosure of Financial Risk Management [Line Items]
Non-interest bearing financial liabilities maturing period	6 months	6 months